Leases	6 Months Ended
Jun. 30, 2019
Leases
Leases

5. Leases

On adoption of IFRS 16, the Partnership recognised lease liabilities in relation to leases of vessel communication equipment which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using a weighted average incremental borrowing rate of 4.8%.

The movements in right-of use assets and lease liabilities are reported in the following tables:

Vessel equipment
Right-of-use assets
As of January 1, 2019	1,585
Depreciation expense	(273)
As of June 30, 2019	1,312

Lease liabilities
As of January 1, 2019	1,393
Lease expense (Note 13)	31
Payments	(301)
As of June 30, 2019	1,123
Lease liabilities, current portion	472
Lease liabilities, non-current portion	651
Total	1,123